COLT 2021-1 ABS-15G

EXHIBIT 99.26

Loan Level Exceptions
Run Date - 5/26/2021

Recovco ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
SPY12TQCBYZ	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue.
ECQLBHNEJNG	XXXXXXXX	DSCR Loans January 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The guidelines (page XXX) indicates gift funds are allowed when the borrower contributes 20% of their own funds. The purchase price is $X x 20%=XXX. The HUD (page XXX)confirms the borrower paid $XXX + $5,000 EMD+ $775 appraisal +$175 re-inspection = $XXX - $XXX cash back to borrower =$XXX. The borrower is short $1,964.20 of contribution of own funds.  The borrower received a gift in the amount of $XXX.

*** (CURED) Borrower(s)  LTV Requirement (Fail) - EV R
COMMENT:   Per the guideline section 11.5 (c) Gift Funds allowed; however, when the property is an investment the LTV max allowed is 60%.  The loan closed with an LTV of 75.75% making the loan ineligible.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
														COMMENT: Per the guideline section 11.5 (c) Gift Funds allowed; however, when the property is an investment the LTV max allowed is 60%. The loan closed with an LTV of 75.75% making the loan ineligible.
N4WTZTQ415B	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Seller contributions exceed guideline limit - EV R
														COMMENT: Section 11.2 Contribution by Interested Parties (Seller Contributions) confirms a maximum of 3% of the purchase price may be contributed or $XXX. ($XXX*3%). A copy of the fully executed sales contract is required. Any excess credit or gift allowance must be deducted from the lower of the sales price or appraised value when calculating the LTV and CLTV. The HUD located on page XXX reflects a seller credit of $XXX, an excess of $XXX, resulting in a LTV of 75.02% which still meets LTV requirements. The HUD needs to be updated to reflect the correct purchase or reduction in seller contributions.
OO0E5IEXZQ2	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The bank printout located on page XXX reflects 3 separate deposits in the amount of $25,000 and an additional deposit in the amount of $32,500. The large deposits were not source.

*** (CURED) Missing Documentation - EV R
COMMENT:   The borrowers primary residence is in the name of someone other than the borrower.  The file contains bank statements for the borrower; however, the statements do not reflect the payments made to the lender XXX in the amount of $2,455.76 confirming the borrower is making the payments as indicated.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The HUD located on page XXX does not reflect the borrowers required cash to close from the borrower. The borrowers portion is cutoff.
S2E30MPV5WP	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan approval located on page XXX, item #140 requires 12 mos Verification of Mortgage: for XXX.  The file contains evidence of canceled checks on pages XXX-XXX; however, XX/XX/XXXX is missing

*** (CURED) Property Type does not meet eligibility requirement(s) - EV R
														COMMENT: Section 16.3 Investor X Ineligible Property Types reflects Rural properties are not eligible. The appraisal located on page XXX reflects the subject property neighborhood characteristics as Rural
4CVWISMXETS	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Credit supplement located on page XXX dated  XX/XX/XXXX  reflects the payment for  XX/XX/XXXX  is due forXXX.  The file is missing evidence of the  XX/XX/XXXX  payment.  The subject loan closed XX/XX/XXXX

*** (CURED) Missing Doc - EV R
														COMMENT: The borrowing entity ID number is missing.
RQ4NVLCECNL	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 1
													COMMENT: LTV is based on $XXX 70% of the appraised value of $XXX / The loan amount is calculated using $XXX (70%) + $XXX (financed Discount points or Origination - See pg XXX of the GL). No issue
HRJCZ5V4EY0	XXXXXXXX	DSCR Loans January 2021	1	1	1	1	1	1	1	1				*** (CURED) Final 1003 is Missing - EV R COMMENT: The 1003 does not have a contact number for the borrower, home and business are blank.
GGGHY5Z0FD4	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (OPEN) Property listed for sale in past 12 months - EV 1COMMENT: Per guidelines refinance loans on properties listed in the previous 6 months are eligible (Page XXX) so long as a minimum 2 yr pre-pay, the subject had a 3 ye pre-pay. The subject listing was removed XX/XX/XXXX 4.93 months prior to the subject loan closing XX/XX/XXXX (Page XXX).

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The subject Note date was XX/XX/XXXX (Page XXX) the settlement statement settlement date was XX/XX/XXXX in the State of WA (Page XXX).	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The evidence of insurance (Page XXX-XXX, XXX) reflected coverage totaling $XXX which was less than the minimum replacement cost of $XXX
MAFYRUYRF0G	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Section 16.3 Investor X confirms the max LTV for a Cash out refinance, utilizing the DSCR program with a credit score of 660-679 is 65%.  The borrowers middle score is 666.  The loan closed with a LTV of 75%.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Section 16.3 Investor X reflects cash out proceeds must be wired to a business account.  The file does not contain evidence the cash out proceeds were wired to a business account owned by the borrower.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Section 16.3 Investor X confirms the max LTV for a Cash out refinance, utilizing the DSCR program with a credit score of 660-679 is 65%.  The borrowers middle score is 666.  The loan closed with a LTV of 75%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
														COMMENT: Section 16.3 Investor X confirms the max LTV for a Cash out refinance, utilizing the DSCR program with a credit score of 660-679 is 65%. The borrowers middle score is 666. The loan closed with a LTV of 75%.
3ANGKTYYIUA	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1 COMMENT: No issue *** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
40VUZBK31DC	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The credit report located on page XXX confirms the borrowers qualifying score is 668 and 673.  The max LTV/CLTV is 65% with a score of 660-679.  The loan closed with a LTV of 75%.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The credit report located on page XXX confirms the borrowers qualifying score is 668 and 673.  The max LTV/CLTV is 65% with a score of 660-679.  The loan closed with a LTV of 75%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT:   The credit report located on page XXX confirms the borrowers qualifying score is 668 and 673.  The max LTV/CLTV is 65% with a score of 660-679.  The loan closed with a LTV of 75%.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
														COMMENT: The credit report located on page XXX confirms the borrowers qualifying score is 668 and 673. The max LTV/CLTV is 65% with a score of 660-679. The loan closed with a LTV of 75%. The borrowers needed a qualifying score of 680 to close with a LTV of 75%.
4LAN1UESYDG	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The borrower received a gift in the amount of $XXX located on page XXXX.  The guidelines section 11.5c 3 Receipt of gift funds, indicates evidence of receipt of gift funds in the form of:  Copy of the wire receipt from the donors account into the borrowers account; OR  Copy of the certified check from the donor to the borrower; OR  If the gift funds were deposited directly in escrow, a copy of the check with a certified escrow deposit or wire receipt showing funds were from the donors account is required. The file includes a copy of the gift letter; however, evidence of receipt of the funds was not provided.

*** (CURED) Borrower(s)  LTV Requirement (Fail) - EV R
COMMENT:   The loan closed with LTV at 75% and DSCR at .76% (max LTV for DSCR less than 1 is 70%). The borrower received a gift in the amount of $XXX located on page XXX.  The guidelines section 11.5 Acceptable Assets/Funds to Close (c) Gift Funds, indicate when a gift is provided on for an investment property, the max LTV is 60%.

*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The loan closed with a DSCR of .76% and an LTV of 75%.  The Investor X guideline indicate the max LTV for a loan with a DSCR of .75-.99 is 70%; however, when gift funds are used for an investment LTV is 60%.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The loan closed with CLTV at 75% and DSCR at .76% (max LTV for DSCR less than 1 is 70%). The borrower received a gift in the amount of $XXX located on page XXX.  The guidelines section 11.5 Acceptable Assets/Funds to Close (c) Gift Funds, indicate when a gift is provided on for an investment property, the max LTV is 60%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
														COMMENT: The loan closed with LTV at 75% and DSCR at .76% (max LTV for DSCR less than 1 is 70%). The borrower received a gift in the amount of $XXX located on page XXX. The guidelines section 11.5 Acceptable Assets/Funds to Close (c) Gift Funds, indicate when a gift is provided on for an investment property, the max LTV is 60%.
I3XYG0BOTD1	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1
3LNFOSWLK1K	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1
2GV01DUOR0L	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
EUNNLJUXO0I	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: Section 13.4 of the guidelines requires the hazard insurance policy must be written by a carrier that meets rating requirements. The file contains evidence of insurance located on page XXX; however, evidence of the rated carrier was not provided.
5B41DUXPXNJ	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No Issue	*** (CURED) Missing Documentation - EV R
														COMMENT: The guidelines section 14.7 require newer condominium project have 60% of the total units in the project or subject’s phase must be sold and conveyed to the unit owners and at least 60% of the units must be owner occupied. The appraisal located on page XXX reflects all units are completed with all but one being sold; however, the breakdown on the occupancy is not provided. The condo questionnaire located on page XXX reflects the owner occupied and second homes in the project are unknown.
KROLI3RO2FH	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No Issue
V5V04ZL0PC5	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue.	*** (CURED) Credit history does not meet guidelines - EV R
COMMENT:   The credit reports located on pages 263 and 234 reflect the borrower has only one tradeline reporting more than 12 months in the prior 12 months and one tradeline reporting more than 24 months; however, this is a charge-off account.  The remaining tradelines reporting are authorized user accounts or a last activity is not within the prior 12 months.  The guidelines section 16.3, minimum tradelines requires the borrower have 3 trade lines reporting for = 12 month; or 2 trade lines reporting for = 24 months with activity in the past 12 months. The borrower does not meet the minimum tradeline requirement.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Evidence of insurance located on page 157 is in the name of the individual.  Section 13.2 of the guidelines requires: Evidence of Insurance must provide the names of borrowers reflect the same as the names on the note.  The note reflects the loan closed in the entity name.

*** (CURED) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV R
COMMENT:   The credit report located on page XXX dated XX/XX/XXXX reflects a middle score of 600 (600, 565,661).  A second credit report located on page XXX dated 12/11/2020 reflects a middle score of 593 (653, 593, 563). Section 16.3 of the guidelines, minimum FICO score indicates the program requires a minimum score of 640.  The matrix reflects a FICO of 600 is allowed for up to a 70% LTV for a purchase/DSCR program.  (Page XXX)

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
														COMMENT: The credit report located on page X XXdated XX/XX/XXXX reflects a middle score of 600 (600, 565,661). A second credit report located on page XXX dated 12/11/2020 reflects a middle score of 593 (653, 593, 563). Section 16.3 of the guidelines, minimum FICO score indicates the program requires a minimum score of 640. The matrix reflects a FICO of 600 is allowed for up to a 70% LTV for a purchase/DSCR program. (Page XXX)
NT41UJQD2KY	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1
GXETHC3LEHV	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1 COMMENT: No issue *** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Missing Documentation - EV R
														COMMENT: The file contains evidence the property XXX is free and clear located on page XXX; however, the property is in a company name and the file does not contain evidence the borrower is a member of the company.
ITTGWLL0JSC	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No Issue	*** (CURED) Missing Documentation - EV R COMMENT: The subject property is a condominium. The guidelines require a HOA information letter. The file is missing the HOA letter.
YT2MN0BSNZ1	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1				*** (CURED) Note is missing or unexecuted - EV R COMMENT: The note located on page XXX is not executed by the borrower.
DXKFF0ZORZZ	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Missing Documentation - EV R
														COMMENT: The guidelines, section 16.3 (forbearance) indicate: A forbearance during the housing look back period is allowed if the borrower continued making their contractual mortgage payments as specified in the Note, or if the loan was brought current during the month immediately following the end of the forbearance. The mortgage statement located on page XXX reflects the account was approved for a temporary hardship forbearance plan. The statement reflects $XXX was past due. The credit report dated XX/XX/XXXX located on page XXX indicates the payment is deferred through XX/XX/XXXX. The subject loan closed XX/XX/XXXX. The file does not include evidence the forbearance was paid.
ERWC5VTPHM3	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
CCJGQ5GR5AX	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The subject loan has a DSCR of .99 ($1,169.17+$321.35+$34.69+$290 PITIA/ $1,800 market rent).  The loan closed with an 80% LTV XXXX loan amount /XXXX value. The guidelines section 16.3, page 132 reflects a DSCR of  .75-.99 has a 70% Max allowed LTV.

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   The condo rider is not executed.

*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The loan closed with an 80% LTV $244,000 loan amount /$305,000 value.  The subject loan has a DSCR of .99 ($1,169.17+$321.35+$XXX+$XXX PITIA/ $XXX market rent). The guidelines section 16.3, page XXX reflects a DSCR of .75-.99 has a 70% Max allowed LTV minimum DSCR for 80% is 1.00.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The 1-4 Family rider is not executed.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage is not executed.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The mortgage riders are not executed.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The note is not executed.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The guidelines section 16.3, page XXX reflects the occupancy allowed is non owner occupied.  The file contains a letter of explanation locate on pg XXX confirming the borrowers daughter was being removed from the purchase contract and the contract was being transferred to them.  Additionally, a review of the purchase contract, section 9 A located on  page 621 reflects the buyer will occupy the property as their primary residence. The distance between subject property and borrowers primary is only 6.6 miles.  The subject property is currently vacant and the borrowers did not produce a lease agreement.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines section 16.3, page 132 reflects a DSCR of  .75-.99 has a 70% Max allowed LTV.  The subject loan has a DSCR of .99 ($XXX $XXX+$XXX+$XXX PITIA/ $XXX market rent).  The loan closed with an 80% LTV $XXX loan amount /$XXX value.

*** (CURED) Prepayment Rider Missing - EV R
														COMMENT: The prepayment rider is not executed.
BJHKRD2GBAR	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Property listed for sale in past 12 months - EV 1 COMMENT: The borrower purchased the property with cash XXXXXXXX. No issue
25HZBQNI52C	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: No issue *** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Property Type does not meet eligibility requirement(s) - EV R
														COMMENT: Section 14.7 Condominium Requirements, b established projects require 50% of the total units in the project must be owner occupied. The questionnaire located on page 305 question 16, a reflects the total number of owner occupants is 96, and the total number of units is 215. The project is only 44.65% owner occupied. The loan approval located on page 549, condition #118 dated 1/18/20201 the condominium has Less than 50% of unit owner occupied = Non Warrantable condo and is ineligible for InvestorX
EMNTPYHUWXI	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1
													COMMENT: The borrower recently purchased their primary residence. The file contains evidence of rent payments prior to the purchase. No issue
1SUZB4V5B00	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
GGAEYPIX0FF	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Operating agreement located on page XXX is not executed.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: The HUD located on page XXX is not stamped or signed by the borrower or settlement agent.
DD4QECD3MNV	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The contract reflects a closing date of XX/XX/XXXX.  The subject loan closed XX/XX/XXXX and the file is missing the contract extension.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The title policy is missing from the loan file.

*** (CURED) Property Type does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines section 14.7 b, Condominium Requirements established projects require 50% of the units to be owner occupied.  The file contains a letter of explanation located on page 38 from the community manager confirming there are 328 total units and 89 of those are owner occupied (23%)

														The guidelines section 14.7 g, Documentation Requirements require a HOA information letter verifying the condominium project is not currently involved in any litigation. Generally, a condominium project that is currently in litigation is not eligible for financing. The file contains a letter from an attorney located on page XXX indicating they represent the HOA regarding the a dispute over the HOA’s super priority lien the HOA maintains.
PCBJ5QIK0GK	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
ILATDAA0WL1	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The guidelines section 16.3, LTV adjustments indicate the max LTV for DSCR 0.75-0.99 is 70%.  The leases located on pages XXX and XXX reflect month to month leases at $XXX per month, dated XX/XX/XXXX and XX/XX/XXXX The appraisal reflects the units are currently rented for $XXX per unit.  The borrower’s business statements located on pages XXX and XXX reflects a deposit of $XXX from one of the tenants; however, a deposit is not shown from the second tenant. Utilizing the deposited lease amount of $XXX and $XXX per the actual lease, the DSCR is .997 ($XXX/$XXX PITI).  The loan closed with a 75% LTV.

*** (CURED) Missing Documentation - EV R
COMMENT:   The leases located on pages XXX and XXX reflect month to month leases at $XXXper month, dated XX/XX/XXXX and XX/XX/XXXX  The appraisal reflects the units are currently rented for $XXX per unit.  The borrowers business statements located on pages XXX and XXX reflects a deposit of $XXX from one of the tenants; however, a deposit is not shown from the second tenant.  The file is missing the updated leases to reflect the monthly rent of $XXX

*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The guidelines section 16.3, LTV adjustments indicate the max LTV for DSCR 0.75-0.99 is 70%. The loan closed with a 75% LTV. The leases located on pages 72 and 74 reflect month to month leases at $XXX per month, dated  XX/XX/XXXXand  XX/XX/XXXX  The appraisal reflects the units are currently rented for $XXX per unit.  The borrower’s business statements located on pages XXX and XXX reflects a deposit of $XXX from one of the tenants; however, a deposit is not shown from the second tenant. Utilizing the deposited lease amount of $XXX and $XXXper the actual lease, the DSCR is .997 ($XXX/$XXX PITI).

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
														COMMENT: The guidelines section 16.3, LTV adjustments indicate the max LTV for DSCR 0.75-0.99 is 70%. The leases located on pages 72 and 74 reflect month to month leases at $XXX per month, dated XX/XX/XXXX and XX/XX/XXXX. The appraisal reflects the units are currently rented for $XXX per unit. The borrower’s business statements located on pages XXX and XXX reflects a deposit of $XXX from one of the tenants; however, a deposit is not shown from the second tenant. Utilizing the deposited lease amount of $XXX and $XXX per the actual lease, the DSCR is .997 ($XXX/$XXX PITI).. The loan closed with a 75% LTV.
CYU2QMKURZN	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The file contains evidence of documented assets located on pages XXX and XXX reflecting a total balance of $13,741.12.  The guidelines require 6 months of reserves in the amount of $18,000.68.  The borrower is short 1.419 months reserves in the amount of $4,259.56

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The file contains evidence of documented assets located on pages XXX and 685 reflecting a total balance of $13,741.12.  The guidelines require 6 months of reserves in the amount of $18,000.68.  The borrower is short reserves in the amount of $4,259.56

*** (CURED) Verification of Rent - EV R
COMMENT:   The file is missing evidence of rent payments for the borrowers primary residence.

*** (CURED) Hazard Insurance - EV R
														COMMENT: The evidence of insurance located on page XXX does not reflect rent loss coverage. The guidelines, section 14.10.c. require rent loss coverage.
K4BWDVTZHEF	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
5UVU5UZAWT4	XXXXXXXX	DSCR February 2021	3	1	3	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue	*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the condo questionnaire.
BWY5NO4VZHO	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
KZGOOKLFGZ1	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1
AJUTIIFBUEU	XXXXXXXX	DSCR February 2021	1	1	1	1	1	1	1	1